UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue
New York, NY 10169

(Address of principal executive offices) (Zip code)

Daniel Heflin
Torchlight Value Fund Master, LLC
230 Park Avenue
New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.
A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

The Proxy Voting Record for the Torchlight Value Fund Master, LLC is attached in this filing.

DREYFUS TREASURY PRIME CASH MGMT-INSTIT	Control# 743757234692

2010 Special Meeting of Shareholders

Friday, February 12, 2010

For holders as of: 09/04/2009

Cusip: 261941-108

Below is a record of your voting instructions:

You have voted as follows:

	Proposal(s)	Recommendations of the Board of Directors	Your Vote
1A	TO APPROVE CHANGES TO FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS: TO APPROVE AMENDING THE FUND’S POLICY REGARDING BORROWING.	For	Against

1B	TO APPROVE CHANGES TO FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS: TO APPROVE AMENDING THE FUND’S POLICY REGARDING LENDING.	For	Against

2B	TO APPROVE CHANGES TO FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS: TO PERMIT INVESTMENT IN OTHER INVESTMENT COMPANIES.	For	Against

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Name:	Daniel Heflin
Title:	President and Chief Executive Officer
Date:	August 23, 2010

By:	/s/ Ramalingam Ganesh

Name:	Ramalingam Ganesh
Title:	Chief Financial Officer
Date:	August 23, 2010